Supplemental Cash Flow Information and Non-Cash Investing and Financing Activities (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid during the year for:
Interest	500		1,877
Income taxes